Investment Objectives and Goals	Sep. 24, 2025
Liberty One Spectrum ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Liberty One Spectrum ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Liberty One Spectrum ETF (the “Fund”) Seeks capital appreciation and to provide current income. There is no guarantee that the Fund will achieve its investment objective.
Liberty One Defensive Dividend Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Liberty One Defensive Dividend Growth ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Liberty One Defensive Dividend Growth ETF (the “Fund”) Seeks capital appreciation and to provide current income. There is no guarantee that the Fund will achieve its investment objective.
Liberty One Tactical Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Liberty One Tactical Income ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Liberty One Tactical Income ETF (the “Fund”) Seeks capital appreciation and to provide current income. There is no guarantee that the Fund will achieve its investment objective.